Significant accounting policies - Additional Information (Detail)	12 Months Ended
Dec. 31, 2019
Disclosure Of Significant Accounting Policies [line items]
Significant Influence About Associates	between 20 and 50 percent
Useful Lives of Buildings	as informed in the technical appraisal as of January 1, 2017
Useful Lives of Furniture and facilities	10 years
Useful Lives of Equipment	3-5 years
Useful Lives of Automobiles	5 years
Useful Lives of Information Systems	5 years
Defaulted Exposure [Member]
Disclosure Of Significant Accounting Policies [line items]
Total Risk	40.00%
Watch List Exposure [Member]
Disclosure Of Significant Accounting Policies [line items]
Total Risk	20.00%
Investment funds [member]
Disclosure Of Significant Accounting Policies [line items]
Economic Interest Rate	37.00%
Peso-denominated contracts [member]
Disclosure Of Significant Accounting Policies [line items]
Incremental weighted average borrowing rate applied to lease liabilities	48.80%
US-Dollar denominated agreements [member]
Disclosure Of Significant Accounting Policies [line items]
Incremental weighted average borrowing rate applied to lease liabilities	9.00%